Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	417,850,162.68	28,374
Yield Supplement Overcollateralization Amount 08/31/19	17,700,490.88	0
Receivables Balance 08/31/19	435,550,653.56	28,374
Principal Payments	18,710,772.97	568
Defaulted Receivables	914,869.92	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	16,512,929.85	0
Pool Balance at 09/30/19	399,412,080.82	27,745

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.33%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	10,366,594.70	599
Past Due 61-90 days	3,208,719.66	185
Past Due 91-120 days	866,061.42	45
Past Due 121+ days	0.00	0
Total	14,441,375.78	829

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Delinquency Trigger Occurred	NO

Recoveries	545,947.65
Aggregate Net Losses/(Gains) - September 2019	368,922.27
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	1.01%
Second Prior Net Losses Ratio	1.24%
Third Prior Net Losses Ratio	0.88%
Four Month Average	1.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.95%

Overcollateralization Target Amount	17,973,543.64
Actual Overcollateralization	17,973,543.64
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	38.51

Flow of Funds	$ Amount

Collections	20,667,117.31
Investment Earnings on Cash Accounts	10,483.62
Servicing Fee	(362,958.88)
Transfer to Collection Account	0.00
Available Funds	20,314,642.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	610,468.36
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,608,368.18
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,026,983.84

Total Distributions of Available Funds	20,314,642.05

Servicing Fee	362,958.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 09/16/19	399,046,905.36
Principal Paid	17,608,368.18
Note Balance @ 10/15/19	381,438,537.18

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2a
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2b
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-3
Note Balance @ 09/16/19	269,596,905.36
Principal Paid	17,608,368.18
Note Balance @ 10/15/19	251,988,537.18
Note Factor @ 10/15/19	59.1522388%

Class A-4
Note Balance @ 09/16/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	94,750,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	34,700,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	679,290.03
Total Principal Paid	17,608,368.18
Total Paid	18,287,658.21

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.02750%
Coupon	2.16750%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	433,601.69
Principal Paid	17,608,368.18
Total Paid to A-3 Holders	18,041,969.87

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5406423
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.0143803
Total Distribution Amount	14.5550226

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0178443
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.3341976
Total A-3 Distribution Amount	42.3520419

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	3,213,436.41
Investment Earnings	5,365.54
Investment Earnings Paid	(5,365.54)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41